Amortization of Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Capital leases	$ 353	$ 358
Less accumulated amortization	188	158
Total	$ 165	$ 200